Trade Payables, Accrued Expenses and Other Payables - Additional Information (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 5,871	SFr 7,596